REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentrate sales	$ 15,304	$ 31,417	$ 34,551
Provisional pricing adjustments	718	329	(435)
Total Revenue	$ 16,022	$ 31,746	$ 34,116